Document and Entity Information	Aug. 13, 2021
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001283699
Document Type	8-K
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	T-MOBILE US, INC.
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	(425)
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false